Operations and Reorganization (Details)	Dec. 31, 2022
51Talk English International Limited
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
China Online Innovations Inc
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	99.99999%
On Demand English Innovations Inc
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	99.999%
Helloworld Online Education PTE.LTD
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
51Talk Training SDN.BHD
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Helloworld Online Education Group
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Helloworld Online Education Group (HK) Limited
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Beijing Helloworld Online Technology Co., Ltd
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Nanjing Helloworld Online Information Technology Co., Ltd
Operations and Reorganization
Subsidiaries direct or indirect ownership (as a percent)	100.00%